Mineral Interests, Property and Equipment - Schedule of Mineral Interests, Property and Equipment Additions by Project (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions
Balance at beginning		$ 1,133,580
Mineral interests		45,784
Construction in progress		79,913
Property & equipment		232
Right-of-use assets		(490)
Total Additions		125,439
Balance at ending		1,259,019
KSM [Member]
Additions
Balance at beginning	$ 1,023,292	928,412
Mineral interests	75,760	15,225
Construction in progress	77,174	80,145
Property & equipment	45
Right-of-use assets	565	836
Total Additions	153,544	96,206
Reclassification to assets held for distribution
Balance at ending	1,176,836	1,024,618
Courageous Lake [Member]
Additions
Balance at beginning	82,609	81,519
Mineral interests	780	1,090
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	780	1,090
Reclassification to assets held for distribution	(83,389)
Balance at ending		82,609
Iskut [Member]
Additions
Balance at beginning	81,140	64,078
Mineral interests	19,861	17,062
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	19,861	17,062
Reclassification to assets held for distribution
Balance at ending	101,001	81,140
Snowstorm [Member]
Additions
Balance at beginning	40,538	39,459
Mineral interests	1,517	1,079
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	1,517	1,079
Reclassification to assets held for distribution
Balance at ending	42,055	40,538
3 Aces [Member]
Additions
Balance at beginning	30,058	18,730
Mineral interests	6,735	11,328
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	6,735	11,328
Reclassification to assets held for distribution
Balance at ending	36,793	30,058
Grassy Mountain [Member]
Additions
Balance at beginning	771	771
Mineral interests	98
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	98
Reclassification to assets held for distribution
Balance at ending	869	771
Corporate [Member]
Additions
Balance at beginning	611	611
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Reclassification to assets held for distribution
Balance at ending	611	611
KSM Transfers [Member]
Additions
Balance at beginning
Mineral interests
Construction in progress		(232)
Property & equipment		232
Right-of-use assets
Total Additions
Balance at ending
KSM disposals [Member]
Additions
Balance at beginning
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets		(1,326)
Total Additions		(1,326)
Balance at ending		(1,326)
Total Additions [Member]
Additions
Balance at beginning	1,259,019	1,133,580
Mineral interests	104,751	45,784
Construction in progress	77,174	80,145
Property & equipment	45
Right-of-use assets	565	836
Total Additions	182,535	126,765
Reclassification to assets held for distribution	(83,389)
Balance at ending	$ 1,358,165	$ 1,260,345